Associates and Joint Ventures - Narrative (Details) € in Millions, £ in Millions, R$ in Millions				1 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended				31 Months Ended
	Dec. 31, 2021 EUR (€)	Jul. 02, 2021 EUR (€)	Jul. 02, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Jul. 31, 2021 EUR (€)	May 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2023	Dec. 31, 2021 GBP (£)
Disclosure Of Joint Ventures And Associates [Line Items]
Additions									€ 73
Valuation assumption, discount rate (in percentage)									6.90%	6.90%
Valuation assumption, perpetuity growth rate (in percentage)									1.00%	1.00%
Revenues									€ 39,277		€ 43,076	€ 48,422
Daytona Midco SLU.
Disclosure Of Joint Ventures And Associates [Line Items]
Additions						€ 81
Proportion of voting equity transferred (as a percent)						13.94%
Telefónica Chile, S.A. | InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Long-term credits to associates and joint ventures	€ 87			€ 87				€ 87	€ 87
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Additions						€ 75
Proportion of voting equity transferred (as a percent)						60.00%
Prosegur Soluciones S.A.U. | Movistar Prosegur Alarmas, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)									50.00%	50.00%
Proportion of ownership interest in equity method investment						100.00%
Forecast | Minimum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)													0.00%
Valuation assumption, EBITDA margin (in percentage)													36.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)													16.00%
Forecast | Maximum
Disclosure Of Joint Ventures And Associates [Line Items]
Valuation assumption, revenue growth rate (in percentage)													3.00%
Valuation assumption, EBITDA margin (in percentage)													40.00%
Valuation assumption, long-term capital expenditure ratio (in percentage)													22.00%
VMED O2 UK Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%							50.00%	50.00%	50.00%
Additions									€ 12,012
Dividends received from joint ventures, classified as investing activities				187	£ 161				187	£ 161
Commitments in relation to joint ventures	€ 5,451			5,451				€ 5,451	5,451
Revenues								7,223
VMED O2 UK Ltd | O2 Holdings Ltd
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments in relation to joint ventures	€ 253			€ 253				€ 253	€ 253					£ 213
Fibra Otica S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)									50.00%	50.00%
Fibra Otica S.A. | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%
Fibra Otica S.A. | Telefonica Brasil, S.A. & FiBrasil Infraestructura e Fibra Otica S.A. | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		25.00%	25.00%
Fibra Otica S.A. | Telefonica Brasil, S.A. & FiBrasil Infraestructura e Fibra Otica S.A. | Caisse de depot et placement du Quebec
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%
Fibra Otica S.A. | Maximum | Telefónica Infra, S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Purchase of interests in investments accounted for using equity method		€ 267	R$ 1,800
Tesco Mobile Ltd.
Disclosure Of Joint Ventures And Associates [Line Items]
Revenues							€ 98				€ 232	€ 238